Non-financial Assets and Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jul. 01, 2019	Jun. 30, 2019
Lease Liabilities [Abstract]
Current	$ 1,524
Non-current	3,916		$ 0
Lease liabilities included in the statement of financial position	$ 5,440	$ 5,775	$ 7,460